UNITED STATES               ------------------------------
           SECURITIES AND EXCHANGE COMMISSION              OMB APPROVAL
                 WASHINGTON, D.C. 20549           ------------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: May 31, 2007
                                                  Estimated average burden
                                                  hours per response. . . .21.09
                                                  ------------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8748
                                   ---------------------------------------------

                              Wanger Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 One Financial Center, Boston, Massachusetts                               02111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

                          James R. Bordewick, Jr., Esq.
                        Columbia Management Advisors, LLC
                              One Financial Center
                                Boston, MA 02111

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750
                                                    ----------------------------

Date of fiscal year end: 12/31/06
                         -------------------

Date of reporting period: 3/31/06
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
COMMON STOCKS  -  91.5%
---------------------------------------------------------------------------------------------------------
                        INFORMATION  - 29.1 %
---------------------------------------------------------------------------------------------------------
                        BUSINESS/CONSUMER SOFTWARE  - 6.9%
              535,800   Micros Systems  (a)                                                   24,684,306
                        Information Systems for Restaurants & Hotels
              628,437   Kronos (a)                                                            23,497,259
                        Labor Management Solutions
              359,900   Avid Technology (a)                                                   15,641,254
                        Digital Nonlinear Editing Software & Systems
            2,030,000   Novell (a)                                                            15,590,400
                        Security & Identity Management Software
              779,800   JDA Software Group (a)                                                11,260,312
                        Applications/Software & Services for Retailers
              327,200   Parametric Technology (a)                                              5,343,176
                        Engineering Software & Services
              330,800   SSA Global Technologies (a)                                            5,302,724
                        Enterprise Resource Planning (ERP) Software
              118,545   Progress Software Corp (a)                                             3,448,474
                        Application Development Software
              215,000   MRO Software (a)                                                       3,431,400
                        Enterprise Maintenance Software
              820,000   Indus International                                                    2,984,800
                        Enterprise Asset Management Software
              104,000   Concur Technologies (a)                                                1,927,120
                        Web Enabled Enterprise Applications
               47,400   Witness Systems (a)                                                    1,203,960
                        Customer Experience Management Software
               83,500   Webmethods Inc (a)                                                       703,070
                        Enterprise Applications Integration (EAI) Tools
---------------------------------------------------------------------------------------------------------
                                                                                             115,018,255
                        TELECOMMUNICATION SERVICES  - 6.0%
              435,192   Alltel                                                                28,178,682
                        Cellular & Wireline Telephone Services
            1,091,000   Time Warner Telecom (a)                                               19,583,450
                        Fiber Optic Data/Telephone Service Provider
              640,000   American Tower (a)                                                    19,404,800
                        Communication Towers in USA & Mexico
            2,033,000   Dobson Communications (a)                                             16,304,660
                        Rural & Small City Cellular Telephone Services
              495,000   Crown Castle International (a)                                        14,033,250
                        Communication Towers
               65,000   Commonwealth Telephone                                                 2,239,250
                        Rural Phone Franchises & Competitive Telco
---------------------------------------------------------------------------------------------------------
                                                                                              99,744,092
                        BUSINESS INFORMATION/BUSINESS SERVICES/PUBLISHING  - 2.1%
              485,000   Ceridian (a)                                                          12,343,250
                        HR Services & Payment Processing
              153,700   Getty Images (a)                                                      11,509,056
                        Photographs for Publications & Electronic Media
              443,200   Navigant Consulting (a)                                                9,462,320
                        Financial Consulting Firm
              170,000   InfoUSA                                                                2,206,600
                        Business Data for Sales Leads
               13,850   Triple Crown Media Inc (a)                                                81,715
                        Newspapers, Paging  Collegiate Sports Marketing

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                                                                                              35,602,941
                        TELECOMMUNICATIONS EQUIPMENT  - 2.0%
            1,915,000   Tellabs (a)                                                           30,448,500
                        Telecommunications Equipment
              210,000   Andrew (a)                                                             2,578,800
                        Wireless Infrastructure Equipment
              100,000   Symmetricom (a)                                                          855,000
                        Network Timing & Synchronization Devices
---------------------------------------------------------------------------------------------------------
                                                                                              33,882,300
                        COMPUTER HARDWARE/RELATED SYSTEMS  - 1.7%
              880,000   Symbol Technologies                                                    9,310,400
                        Mobile Computers & Barcode Scanners
              103,200   Nice Systems (a)                                                       5,259,072
                        Audio & Video Recording Solutions
               81,600   Rogers (a)                                                             4,445,568
                        PCB Laminates & High Performance Foams
              120,000   Intermec (formerly known as Unova) (a)                                 3,661,200
                        Bar Code & Wireless Lan Systems
              415,800   Seachange International (a)                                            3,230,766
                        Systems for Video on Demand & Ad Insertion
               90,000   Netgear (a)                                                            1,710,900
                        Networking Products for Small Business & Home
               50,000   Avocent (a)                                                            1,587,000
                        Computer Control Switches
            1,581,292   SensAble Technologies (b)                                                     16
              301,205   SensAble Technologies, Pfd. (b)                                                3
                        Sensory Devices for Computer Based Sculpting
---------------------------------------------------------------------------------------------------------
                                                                                              29,204,925
                        TRANSACTION PROCESSORS  - 1.7%
              546,880   Global Payments                                                       28,990,109
                        Credit Card Processor

                        INTERNET  - 1.7%
            1,420,000   Cnet Networks (a)                                                     20,178,200
                        Internet Advertising on Niche Websites
              355,000   ValueClick (a)                                                         6,006,600
                        Internet Advertising
              310,000   Skillsoft Publishing (a)                                               1,624,400
                        Provider of Web-Based Learning Solutions (E-Learning)
---------------------------------------------------------------------------------------------------------
                                                                                              27,809,200
                        SEMICONDUCTORS/RELATED EQUIPMENT  - 1.6%
              615,500   Integrated Device Technology (a)                                       9,146,330
                        Communications Semiconductors
              670,000   Entegris (a)                                                           7,128,800
                        Semiconductor Wafer Shipping & Handling Products
              122,800   Amphenol                                                               6,407,704
                        Electronic Connectors
               70,000   Littelfuse (a)                                                         2,389,100
                        Little Fuses
              125,900   IXYS (a)                                                               1,160,798
                        Power Semiconductors
---------------------------------------------------------------------------------------------------------
                                                                                              26,232,732
                        INSTRUMENTATION  - 1.4%
              288,000   Tektronix                                                             10,284,480
                        Analytical Instruments

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
              145,000   Mettler Toledo (a)                                                     8,749,300
                        Laboratory Equipment
               90,000   Trimble Navigation (a)                                                 4,054,500
                        GPS-Based Instruments
---------------------------------------------------------------------------------------------------------
                                                                                              23,088,280
                        TELEVISION PROGRAMMING  - 1.1%
              540,000   Discovery Holding (a)                                                  8,100,000
                        CATV Programming
            1,575,615   Gemstar TV Guide International (a)                                     4,868,650
                        TV Program Guides & CATV Programming
              460,000   Lions Gate Entertainment (a)                                           4,669,000
                        Film & TV Studio
              138,500   Gray Television                                                        1,163,400
                        Mid Market Affiliated TV Stations
---------------------------------------------------------------------------------------------------------
                                                                                              18,801,050
                        RADIO  - 0.9%
              561,900   Salem Communications (a)                                               8,434,119
                        Radio Stations for Religious Programming
              260,000   Cumulus Media, Cl. A (a)                                               2,927,600
                        Radio Stations in Small Cities
              515,000   Spanish Broadcasting (a)                                               2,847,950
                        Spanish Language Radio Stations
---------------------------------------------------------------------------------------------------------
                                                                                              14,209,669
                        COMPUTER SERVICES  - 0.7%
              753,000   RCM Technologies (a) (c)                                               4,864,380
                        Technology Engineering Services
              705,500   AnswerThink Consulting (a)                                             4,536,365
                        I/T Consultant Offering Best Practices Benchmarking
               45,000   SRA International (a)                                                  1,697,850
                        Government I/T Services
---------------------------------------------------------------------------------------------------------
                                                                                              11,098,595
                        TV/SATELLITE BROADCASTING  - 0.5%
            1,030,000   Entravision Communications (a)                                         9,434,800
                        Spanish Language TV, Radio & Outdoor

                        CONTRACT MANUFACTURING  - 0.5%
              220,000   Plexus (a)                                                             8,265,400
                        Electronic Manufacturing Services

                        GAMING EQUIPMENT  - 0.2%
               98,500   Shuffle Master (a)                                                     3,520,390
                        Card Shufflers & Casino Games

                        ELECTRONICS DISTRIBUTION  - 0.1%
               22,000   CDW                                                                    1,294,700
                        Technology Reseller
---------------------------------------------------------------------------------------------------------
                        INFORMATION - TOTAL                                                  486,197,438

                        CONSUMER GOODS/SERVICES  - 18.8 %
---------------------------------------------------------------------------------------------------------
                        RETAIL  - 6.8%
              431,000   Abercrombie & Fitch                                                   25,127,300
                        Teen Apparel Retailer
              575,000   Petco Animal Supplies (a)                                             13,552,750
                        Pet Supplies & Services

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
              250,000   Chico's Fas (a)                                                       10,160,000
                        Women's Specialty Retail
              265,000   Ann Taylor (a)                                                         9,749,350
                        Womens Apparel Retailer
              409,150   Christopher & Banks                                                    9,496,372
                        Women's Apparel Retailer
              330,000   Urban Outfitters (a)                                                   8,098,200
                        Apparel & Home Specialty Retailer
              190,000   Michaels Stores                                                        7,140,200
                        Craft & Hobby Specialty Retailer
              163,000   Genesco (a)                                                            6,339,070
                        Multi-Concept Branded Footware Retailer
              198,000   Zale Corp (a)                                                          5,549,940
                        Specialty Retailer of Jewelry
              182,750   Aeropostale (a)                                                        5,511,740
                        Mall Based Teen Retailer
              890,000   Restoration Hardware (a)                                               5,064,100
                        Home Furnishing Retailer
              130,000   Sports Authority (a)                                                   4,797,000
                        Sporting Goods Store
              150,000   Gaiam (a)                                                              2,416,500
                        Healthly Living Catalogs & E-Commerce
---------------------------------------------------------------------------------------------------------
                                                                                             113,002,522
                        CONSUMER SERVICES  - 4.5%
              972,000   ITT Educational Services (a)                                          62,256,600
                        Technology Oriented Post Secondary Degree Programs
              426,500   Central Parking                                                        6,824,000
                        Owner, Operater & Manager of Parking Lots & Garages
              115,000   Weight Watchers                                                        5,911,000
                        Weight Loss Program
---------------------------------------------------------------------------------------------------------
                                                                                              74,991,600
                        ENTERTAINMENT/LEISURE PRODUCTS  - 2.4%
              366,300   International Speedway Motors                                         18,644,670
                        Largest Motorsport Racetrack Owner & Operator
              248,200   Speedway Motorsports                                                   9,483,722
                        Motorsport Racetrack Owner & Operator
              390,000   Callaway Golf                                                          6,708,000
                        Premium Golf Clubs & Balls
              106,000   Polaris Industries                                                     5,783,360
                        Leisure Vehicles & Related Products
---------------------------------------------------------------------------------------------------------
                                                                                              40,619,752
                        APPAREL  - 2.3%
              459,000   Coach (a)                                                             15,872,220
                        Designer & Retailer of Branded Leather Accessories
              254,200   Oxford Industries                                                     12,997,246
                        Branded & Private Label Apparel
              150,100   Carter's (a)                                                          10,130,249
                        Children's Branded Apparel
---------------------------------------------------------------------------------------------------------
                                                                                              38,999,715
                        NON-DURABLES  - 0.9%
              288,000   Scotts Company                                                        13,178,880
                        Consumer Lawn & Garden Products
              100,000   Prestige Brands (a)                                                    1,217,000
                        OTC, Household & Personal Care Products
---------------------------------------------------------------------------------------------------------
                                                                                              14,395,880

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                        FURNITURE & TEXTILES  -0.8 %
              100,000   HNI                                                                    5,900,000
                        Office Furniture & Fireplaces
              152,000   Herman Miller                                                          4,926,320
                        Office Furniture
               33,000   Mohawk Industries (a)                                                  2,663,760
                        Carpet & Flooring
---------------------------------------------------------------------------------------------------------
                                                                                              13,490,080

                        RESTAURANTS  - 0.5%
              225,000   Sonic (a)                                                              7,904,250
                        Drive-in Restaurants
                        TRAVEL  - 0.3%
               38,200   Kerzner International (a)                                              2,972,724
                        Destination Resorts & Casinos
               45,000   Vail Resorts (a)                                                       1,719,900
                        Ski Resort Operator & Developer
---------------------------------------------------------------------------------------------------------
                                                                                               4,692,624
                        CASINOS  - 0.2%
              205,000   Bally Technologies Inc. (a)                                            3,482,950
                        Slot Machines & Software
                        DURABLE GOODS  - 0.1%
               38,788   Cavco Industries (a)                                                   1,884,709
                        Higher End MFG Homes

---------------------------------------------------------------------------------------------------------
                        CONSUMER GOODS/SERVICES - TOTAL                                      313,464,082

                        HEALTH CARE  -  11.4%
---------------------------------------------------------------------------------------------------------
                        SERVICES  - 5.1%
              866,000   Lincare Holdings (a)                                                  33,739,360
                        Home Health Care Services
              258,709   Coventry Health Care (a)                                              13,965,112
                        HMO
              466,000   Serologicals (a)                                                      11,398,360
                        Blood Collection & Antibody Production
              200,000   Charles River Laboratories (a)                                         9,804,000
                        Pharmaceutical Research
              144,000   LCA Vision                                                             7,215,840
                        Lasik Surgery Centers
              175,000   Pra International (a)                                                  4,338,250
                        Contract Research Organization
              115,000   United Surgical Partners (a)                                           4,072,150
                        Outpatient Surgery Center
---------------------------------------------------------------------------------------------------------
                                                                                              84,533,072
                        MEDICAL EQUIPMENT  - 3.6%
              412,000   Edwards Lifesciences (a)                                              17,922,000
                        Heart Valves
              235,700   ICU Medical (a)                                                        8,529,983
                        Intravenous Therapy Products
              157,300   Diagnostic Products                                                    7,492,199
                        Immunodiagnostic Kits
              137,227   Advanced Medical Optics (a)                                            6,400,267
                        Medical Devices for Eye Care
              190,000   Arrow International                                                    6,207,300
                        Disposable Catheters
              105,000   Vital Signs Inc                                                        5,767,650

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                        Anesthesia, Respiratory & Sleep Products
              188,175   Intermagnetics General (a)                                             4,713,784
                        MRI Equipment
               93,500   Orthofix International (a)                                             3,723,170
                        Bone Fixation & Stimulation Devices
---------------------------------------------------------------------------------------------------------
                                                                                              60,756,353
                        BIOTECHNOLOGY/DRUG DELIVERY  - 2.4%
              260,600   Neurocrine Biosciences (a)                                            16,819,124
                        Drugs for Sleep, Diabetes, MS & Endometriosis
              270,000   Nektar Therapeutics (a)                                                5,502,600
                        Drug Delivery Technologies
              293,000   Intermune Inc (a)                                                      5,432,220
                        Drugs For Hepatitis C, Pulmonary Fibrosis and Cancer
              372,500   Ligand Pharmaceuticals (a)                                             4,786,625
                        Drugs for Pain, Cancer, Osteoporosis, & Diabetes
              595,000   Incyte Corp (a)                                                        3,581,900
                        Drug Development
              315,000   Decode Genetics (a)                                                    2,731,050
                        Drugs for Heart Attack, Asthma & Vascular Disease
               50,000   Momenta Pharmaceuticals (a)                                              983,000
                        Sugar Analysis Technology for Drug Design
              250,000   Locus Discovery, Series D. Pfd. (b)                                       68,250
                        High Throughput Rational Drug Design
---------------------------------------------------------------------------------------------------------
                                                                                              39,904,769
                        MEDICAL SUPPLIES  - 0.3%
               70,700   Techne (a)                                                             4,251,898
                        Cytokines, Antibodies, Other Reagents For Life Sciences
---------------------------------------------------------------------------------------------------------
                        HEALTH CARE - TOTAL                                                  189,446,092

                        INDUSTRIAL GOODS/SERVICES  - 11.2%
---------------------------------------------------------------------------------------------------------
                        MACHINERY  - 5.3%
              690,600   Pentair                                                               28,141,950
                        Pumps, Water Treatment & Tools
              492,300   Esco Technologies (a)                                                 24,934,995
                        Automatic Electric Meter Readers
              365,100   Nordson                                                               18,203,886
                        Dispensing Systems for Adhesives & Coatings
              275,000   Ametek                                                                12,364,000
                        Aerospace/Industrial Instruments
              158,900   K&F Industries (a)                                                     2,637,740
                        Aircraft Wheels, Brakes & Fuel Tank Bladders
               50,000   Kaydon                                                                 2,018,000
                        Specialized Friction & Motion Control Products
---------------------------------------------------------------------------------------------------------
                                                                                              88,300,571
                        INDUSTRIAL GOODS  - 3.1%
              453,000   Genlyte Group (a)                                                     30,867,420
                        Commercial Lighting Fixtures
              191,300   Mine Safety Appliances                                                 8,034,600
                        Safety Equipment
              196,000   Clarcor                                                                6,977,600
                        Mobile & Industrial Filters
              177,300   Donaldson                                                              5,990,967
                        Industrial Air Filtration
---------------------------------------------------------------------------------------------------------
                                                                                              51,870,587
                        CONSTRUCTION  - 0.7%
              191,400   Florida Rock Industries                                               10,760,508
                        Concrete & Aggregates

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                        SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS  - 0.6%
              407,500   Spartech                                                               9,780,000
                        Plastics Distribution & Compounding
                        INDUSTRIAL DISTRIBUTION  - 0.6%
              100,000   Aviall (a)                                                             3,808,000
                        Aircraft Replacement Parts Distributor
              113,000   Nuco2 (a)                                                              3,586,620
                        Bulk CO2 Gas Distribution to Restaurants
               50,000   Airgas                                                                 1,954,500
                        Industrial Gas Distributor
---------------------------------------------------------------------------------------------------------
                                                                                               9,349,120

                        OUTSOURCING SERVICES  - 0.4%
              450,000   Quanta Services (a)                                                    7,209,000
                        Electrical & Telecom Construction Services

                        LOGISTICS  - 0.4%
              130,000   Forward Air                                                            4,847,700
                        Freight Transportation Between Airports
               63,000   UTI Worldwide                                                          1,990,800
                        Global Logistics & Freight Forwarding
---------------------------------------------------------------------------------------------------------
                                                                                               6,838,500
                        STEEL  - 0.1%
               75,000   Gibraltar Industries                                                   2,209,500
                        Steel Processing
---------------------------------------------------------------------------------------------------------
                        INDUSTRIAL GOODS/SERVICES  -  TOTAL                                  186,317,786

                        ENERGY/MINERALS  -  11.1%
---------------------------------------------------------------------------------------------------------
                        OIL SERVICES  - 6.3%
              490,700   FMC Technologies (a)                                                  25,133,654
                        OIL & Gas Well Head Manufacturer
            1,015,000   Chicago Bridge & Iron                                                 24,360,000
                        Engineering & Construction for Petrochemicals & LNG
              580,000   Pride International (a)                                               18,084,400
                        Offshore Drilling Contractor
              625,000   Hanover Compressor (a)                                                11,637,500
                        Natural Gas Compressor Rental
            1,231,000   Newpark Resources (a)                                                 10,094,200
                        Drilling Fluid Services
              142,500   Carbo Ceramics                                                         8,109,675
                        Natural Gas Well Stimulants
              266,800   Pioneer Drilling (a)                                                   4,383,524
                        Drilling Contractor
              205,000   Key Energy Services (a)                                                3,126,250
                        Well Workover Services
---------------------------------------------------------------------------------------------------------
                                                                                             104,929,203
                        OIL/GAS PRODUCERS  - 4.3%
              400,000   Ultra Petroleum (a)                                                   24,924,000
                        Natural Gas Producer
              416,000   Equitable Resources                                                   15,188,160
                        Natural Gas Producer & Utility
              296,000   Western Gas                                                           14,282,000
                        Oil & Coal Seam Gas Producer
              195,000   Quicksilver Resources (a)                                              7,538,700

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                        Natural Gas & Coal Seam Gas Producer
              193,600   Southwestern Energy (a)                                                6,231,984
                        Oil & Gas Exploration/Production
              450,000   Vaalco Energy (a)                                                      3,015,000
                        Oil & Gas Producer
               71,500   McMoran Exploration (a)                                                1,275,560
                        Natural Gas Producers & Developer
---------------------------------------------------------------------------------------------------------
                                                                                              72,455,404
                        DISTRIBUTION/MARKETING/REFINING  - 0.5%
              185,000   Atmos Energy                                                           4,871,050
                        Natural Gas Utility
               94,000   Oneok                                                                  3,031,500
                        Natural Gas Utility, Marketing & Processing
---------------------------------------------------------------------------------------------------------
                                                                                               7,902,550
---------------------------------------------------------------------------------------------------------
                        ENERGY/MINERALS - TOTAL                                              185,287,157

                        FINANCE  - 7.5%
---------------------------------------------------------------------------------------------------------
                        INSURANCE  - 3.1%
              670,500   HCC Insurance Holdings                                                23,333,400
                        Specialty Insurance
               36,500   Markel (a)                                                            12,325,320
                        Specialty Insurance
              138,000   Leucadia National                                                      8,233,080
                        Insurance Holding Company
              105,000   Philadelphia Consolidated Holding (a)                                  3,584,700
                        Specialty Insurance
               75,000   Endurance Specialty Holdings                                           2,441,250
                        Commerical Lines Insurance/Reinsurance
               77,000   United America Indemnity (a)                                           1,763,300
                        Specialty Insurance
---------------------------------------------------------------------------------------------------------
                                                                                              51,681,050
                        FINANCE COMPANIES  - 2.4%
            1,135,400   AmeriCredit (a)                                                       34,890,842
                        Auto Lending
              217,100   World Acceptance (a)                                                   5,948,540
                        Personal Loans
---------------------------------------------------------------------------------------------------------
                                                                                              40,839,382
                        BANKS/SAVINGS & LOANS  - 1.2%
              304,500   TCF Financial                                                          7,840,875
                        Great Lakes Bank
              131,875   Chittenden                                                             3,820,419
                        Vermont & Western Massachusetts Bank
              110,200   Anchor Bancorp Wisconsin                                               3,340,161
                        Wisconsin Thrift
               95,000   Greene City Bancshares                                                 2,774,950
                        Tennessee Bank
               35,000   Associated Banc-Corp                                                   1,189,300
                        Midwest Bank
               20,000   First Financial BankShares                                               766,000
                        West Texas Bank
               30,000   West Bancorporation                                                      594,900
                        Des Moines Comercial Bank
---------------------------------------------------------------------------------------------------------
                                                                                              20,326,605
                        MONEY MANAGEMENT  -0.8 %
              321,000   SEI Investments                                                       13,010,130

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------
                        Mutual Fund Administration & Investment Management
---------------------------------------------------------------------------------------------------------
                        FINANCE - TOTAL                                                      125,857,167

                        OTHER INDUSTRIES  - 2.4%
---------------------------------------------------------------------------------------------------------
                        REAL ESTATE  - 1.2%
              560,000   Diamondrock Hospitality                                                7,733,600
                        Hotel Owner
               77,500   Gaylord Entertainment (a)                                              3,516,950
                        Convention Hotels
              225,000   Highland Hospitality                                                   2,859,750
                        Hotel Owner
              150,000   Kite Realty Group                                                      2,392,500
                        Community Shopping Centers
               90,000   American Campus Communities                                            2,331,900
                        Student Housing
              100,000   Crescent Real Estate Equities                                          2,107,000
                        Class A Office Buildings
---------------------------------------------------------------------------------------------------------
                                                                                              20,941,700
                        TRANSPORTATION  - 0.5%
              375,800   Heartland Express                                                      8,188,682
                        Regional Trucker

                        REGULATED UTILITIES  - 0.4%
              345,000   Northeast Utilities                                                    6,737,850
                        Regulated Electric Utility

                        WASTE MANAGEMENT  - 0.3%
              122,800   Waste Connections Inc (a)                                              4,888,668
                        Solid Waste Management

---------------------------------------------------------------------------------------------------------
                        OTHER INDUSTRIES- TOTAL                                               40,756,900

TOTAL COMMON STOCKS (COST: $923,314,732) - 91.5 %                                          1,527,326,622
---------------------------------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS  - 9.1%
---------------------------------------------------------------------------------------------------------
           53,000,000   Verizon Global Funding 4.77% Due 4/3/06 - 4/4/06                      52,982,377
           38,000,000   Toyota Credit Puerto Rico 4.75% Due 4/5/06                            37,979,944
           29,000,000   Aluminum Company America 4.76% Due 4/6/06                             28,980,828
           28,000,000   General Electric Capital Corporate 4.73% Due 4/7/06                   27,977,927
            3,472,000   Repurchase Agreement with State Street Bank & Trust                    3,472,000
                        Dated 3/31/06,  Due 4/03/06 at 4.5% Collateralized by
                        Federal Home Loan Bank, Maturing 12/20/06
                        Market Value $3,545,919 (Repurchase proceeds:  $3,473,302)
---------------------------------------------------------------------------------------------------------
(AMORTIZED COST: $151,393,076)                                                               151,393,076

TOTAL INVESTMENTS (COST: $1,074,707,808) -  100.6% (D)                                     1,678,719,698
---------------------------------------------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES  -  (0.6)%                                             (9,212,811)
---------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS  -  100.0%                                                              $ 1,669,506,887
=========================================================================================================

     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.
Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing services to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at "fair value", that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

(a)  Non-income producing security.

(b) Denotes a restricted security, which is subject to restriction on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2006, these securities amounted to $68,269 which represents less than 0.01% of net assets.

     Additional information on these securities is as follows:

SECURITY                     ACQUISITION
                                 DATES       SHARES         COST         VALUE
--------------------------------------------------------------------------------
Locus Discovery
   Series D Pfd.                  9/5/01     250,000      $1,000,000     $68,250
Sensable Technologies
   Series C Pfd.                  4/4/00     301,205       1,000,000           3
Sensable Technologies
   Series, common                6/28/04   1,581,292               0          16
                                                          ----------     -------
                                                          $2,000,000     $68,269

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

      RCM Technologies                                 6.41%

      The aggregate cost and value of this company at March 31, 2006, was $5,474,962 and $4,864,380 respectively. Investments in affiliate companies represents 0.3% of total net assets at March 31, 2006. Investment activity and income amounts related to affiliates during the twelve months ended
      March 31, 2006 were as follows:

      Dividend Income                                      0
      Net realized gain or loss                            0
      Change in Unrealized gain                   $1,024,080
      Purchases                                            0
      Proceeds from sales                                  0

(d)  At March 31, 2006, cost for federal income tax purposes is $1,074,707,808.
     The net unrealized appreciation was $604,011,890 consisting of gross unrealized appreciation of $628,384,801 and gross unrealized depreciation of $24,372,911.


     WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares                                                                                   Value
---------------------------------------------------------------------------------------------------------

    At March 31, 2006, the Fund held investments in the following sectors:

                                                                      % of
    Sector                                                         Net Assets
--------------------------------------------------------------------------------
    Information                                                      29.1%
    Consumer Goods/Service                                           18.8
    Health Care                                                      11.4
    Industrial Goods/Services                                        11.2
    Energy & Minerals                                                11.1
    Finance                                                           7.5
    Other Industries                                                  2.4
    Short-Term Obligations                                            9.1
    Cash and Other Assets Less Liablities                            (0.6)
                                                                  -------
                                                                    100.0%

        WANGER SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2006


Number of Shares
or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  -  97.7%
------------------------------------------------------------------------------------------------------------------------
                 INFORMATION  - 30.2 %
------------------------------------------------------------------------------------------------------------------------
                 TELECOMMUNICATIONS EQUIPMENT  - 7.8%
        630,000  Tellabs (a)                                                                                 10,017,000
                 Telecommunications Equipment

                 TELEVISION PROGRAMMING/CATV  - 6.3%
        222,000  Liberty Global, Series C (a)                                                                 4,384,500
         65,000  Liberty Global, Series A (a)                                                                 1,330,550
                 CATV Holding Company
        159,000  Discovery Holding (a)                                                                        2,385,000
                 CATV Programming
------------------------------------------------------------------------------------------------------------------------
                                                                                                              8,100,050
                 BUSINESS/CONSUMER SOFTWARE  - 5.4%
        103,000  Avid Technology (a)                                                                          4,476,380
                 Digital Nonlinear Editing Software & Systems
        324,000  Novell (a)                                                                                   2,488,320
                 Directory, Operating System & Identity Management Software
------------------------------------------------------------------------------------------------------------------------
                                                                                                              6,964,700
                 MOBILE COMMUNICATIONS  - 3.6%
        150,500  American Tower (a)                                                                           4,563,160
                 Communication Towers in USA & Mexico

                 INTERNET  - 3.2%
        600,000  Skillsoft Publishing (a)                                                                     3,144,000
                 Provider of Web-Based Learning Solutions (E-Learning)
         35,000  IAC/Interactive Corp (a)                                                                     1,031,450
                 Dominate Internet Middleman
------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,175,450
                 INSTRUMENTATION  - 2.4%
         88,000  Tektronix                                                                                    3,142,480
                 Analytical Instruments

                 PUBLISHING  - 1.1%
         51,400  Tribune Company                                                                              1,409,902
                 Newspapers & TV Stations

                 COMPUTER SERVICES  - 0.4%
         86,500  AnswerThink Consulting (a)                                                                     556,195
                 I/T Integration & Best Practice Research
------------------------------------------------------------------------------------------------------------------------
                 INFORMATION - TOTAL                                                                         38,928,937

                 CONSUMER GOODS/SERVICES  -  27.9%
------------------------------------------------------------------------------------------------------------------------
                 RETAIL  -  12.3%
        222,000  Safeway                                                                                      5,576,640

Number of Shares
or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------
                 Supermarkets
         91,500  Abercrombie & Fitch                                                                          5,334,450
                 Teen Apparel Retailer
         54,500  CostCo                                                                                       2,951,720
                 Warehouse Superstores
         85,000  Petco Animal Supplies (a)                                                                    2,003,450
                 Pet Supplies & Services
------------------------------------------------------------------------------------------------------------------------
                                                                                                             15,866,260
                 CONSUMER SERVICES  - 7.1%
        104,000  ITT Educational Services (a)                                                                 6,661,200
                 Technology Oriented Post Secondary Degree Services
         48,000  Weight Watchers                                                                              2,467,200
                 Weight Loss Program
------------------------------------------------------------------------------------------------------------------------
                                                                                                              9,128,400
                 LEISURE VEHICLES  - 2.9%
         72,500  Harley Davidson                                                                              3,761,300
                 Motorcycles & Related Merchandise

                 APPAREL  - 2.5%
         91,000  Coach (a)                                                                                    3,146,780
                 Designer & Retailer of Branded Leather Accessories

                 ENTERTAINMENT  - 1.9%
         48,000  International Speedway Motors                                                                2,443,200
                 Largest Motorsport Racetrack Owner & Operator

                 TRAVEL  - 1.2%
         78,000  Expedia (a)                                                                                  1,581,060
                 Online Travel Services Company
------------------------------------------------------------------------------------------------------------------------
                 CONSUMER GOODS/SERVICES - TOTAL                                                             35,927,000

                 FINANCE  -  12.2%
------------------------------------------------------------------------------------------------------------------------
                 MONEY MANAGEMENT  - 6.8%
        163,500  Janus Capital                                                                                3,788,295
                 Manages Mutual Funds
         63,500  Nuveen Investments                                                                           3,057,525
                 Specialty Mutual Funds
         48,100  SEI Investments                                                                              1,949,493
                 Mutual Fund Administration & Investment Management
------------------------------------------------------------------------------------------------------------------------
                                                                                                              8,795,313
                 INSURANCE  - 4.1%
        114,900  Conseco (a)                                                                                  2,851,818
                 Life, Long Term Care & Medical Supplement Insurance
          7,100  Markel (a)                                                                                   2,397,528
                 Specialty Insurance
------------------------------------------------------------------------------------------------------------------------

Number of Shares
or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------
                                                                                                              5,249,346
                 BANKS  - 1.3%
         49,000  Associated Banc-Corp                                                                         1,665,020
                 Midwest Bank
------------------------------------------------------------------------------------------------------------------------
                 FINANCE - TOTAL                                                                             15,709,679

                 ENERGY & MINERALS  - 10.9%
------------------------------------------------------------------------------------------------------------------------
                 OIL SERVICES  - 4.6%
        126,000  Pride International (a)                                                                      3,928,680
                 Offshore Drilling Contractor
         39,000  FMC Technologies (a)                                                                         1,997,580
                 Oil & Gas Well Head Manufacturer
------------------------------------------------------------------------------------------------------------------------
                                                                                                              5,926,260
                 MINING - 6.3%
      1,775,000  Urasia Energy (Canada) (a)                                                                   4,559,661
        219,000  Urasia Energy (Canada) Legend (a)                                                              562,572
                 Uranium Mining in Kazakhstan
         34,000  Potash                                                                                       2,995,060
                 World's Larges Producer of Potash
------------------------------------------------------------------------------------------------------------------------
                                                                                                              8,117,293
------------------------------------------------------------------------------------------------------------------------
                 ENERGY & MINERALS - TOTAL                                                                   14,043,553

                 INDUSTRIAL GOODS/SERVICES  - 9.8%
------------------------------------------------------------------------------------------------------------------------

                 LOGISTICS  - 2.9%
         43,000  Expeditors International of Washington                                                       3,714,770
                 International Freight Forwarder
                 INDUSTRIAL GOODS  - 2.4%
         73,000  Mine Safety Appliances                                                                       3,066,000
                 Safety Equipment
                 OUTSOURCING SERVICES & TRAINING  - 2.3%
        190,000  Quanta Services (a)                                                                          3,043,800
                 Electrical & Telecom Construction Services
                 STEEL  - 2.2%
        142,000  Worthington Industries                                                                       2,848,520
                 Steel Processing
------------------------------------------------------------------------------------------------------------------------
                 INDUSTRIAL GOODS/SERVICES - TOTAL                                                           12,673,090

                 HEALTH CARE  - 4.3%
------------------------------------------------------------------------------------------------------------------------
                 SERVICES  - 4.3%
         61,000  Coventry Health Care (a)                                                                     3,292,780
                 HMO

Number of Shares
or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------
         59,000  Lincare Holdings (a)                                                                         2,298,640
                 Home Health Care Services
------------------------------------------------------------------------------------------------------------------------
                                                                                                              5,591,420
------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - TOTAL                                                                          5,591,420

                 OTHER INDUSTRIES   - 2.4%
------------------------------------------------------------------------------------------------------------------------
                 WASTE MANAGEMENT  - 2.4%
         86,000  Waste Management  - %                                                                        3,035,800
                 US Garbage Collection & Disposal
------------------------------------------------------------------------------------------------------------------------
                 OTHER INDUSTRIES - TOTAL                                                                     3,035,800

TOTAL COMMON STOCKS (COST: $94,304,011)  -  97.7%                                                           125,909,479
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS  - 2.9%
------------------------------------------------------------------------------------------------------------------------
      3,728,000  Repurchase Agreement with State Street Bank & Trust                                          3,728,000
                 dated 3/31/06, due 4/03/06 at 4.5% collateralized by
                 Federal National Mortgage Association , maturing 7/27/15
                 market value $3,805,321 (repurchase proceeds:  $3,729,398)
------------------------------------------------------------------------------------------------------------------------
(COST: $3,728,000)                                                                                            3,728,000

TOTAL INVESTMENTS (COST: $98,032,011) -  100.6% (B)                                                         129,637,479
------------------------------------------------------------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES  -  (0.6)%                                                              (705,229)
------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS  -  100%                                                                                 $ 128,932,250
========================================================================================================================

Number of Shares
or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing services to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at "fair value", that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

(a)  Non-income producing security.

(b) At March 31, 2006, cost for federal income tax purposes is $98,032,011. The net unrealized appreciation was $31,605,468 consisting of gross unrealized appreciation of $33,509,177 and gross unrealized depreciation of $1,903,709.

     At March 31, 2006, the Fund held investments in the following sectors:

                                                                      % of
    Sector                                                        Net Assets
------------------------------------------------------------------------------
    Information                                                          30.2%
    Consumer Goods/Service                                               27.9
    Finance                                                              12.2
    Energy & Minerals                                                    10.9
    Industrial Goods/Services                                             9.8
    Health Care                                                           4.3
    Other Industries                                                      2.4
    Short-Term Obligations                                                2.9
    Cash and Other Assets Less Liablities                                (0.6)
                                                                       ------
                                                                         100%

 WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2006


Number of Shares
or Principal Amount                                                                                         Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  -  93.5%                                                                     93.487%
------------------------------------------------------------------------------------------------------------------
                             EUROPE  -  51.9%                                               51.870%
------------------------------------------------------------------------------------------------------------------
                             UNITED KINGDOM/IRELAND  -  15.6%                               15.618%
                    135,000  Bank of Ireland (Ireland)                                                  2,510,926
                             Irish Commercial Bank
                     95,000  Northern Rock                                                              1,954,442
                             Lowest Cost Mortgage Bank in UK
                    107,000  IAWS (Ireland)                                                             1,855,540
                             Baked Goods
                     92,100  Anglo Irish Bank (Ireland)                                                 1,518,063
                             Small Business & Middle Market Banking
                     55,000  Grafton Group (Ireland)                                                      721,954
                             Building Materials Wholesaling & DIY Retailing
                     90,000  C+C Group                                                                    610,787
                             Irish Beverage & Snack Company
------------------------------------------------------------------------------------------------------------------
                                                                                                        9,171,712
                             SWITZERLAND  -  10.4%                                          10.360%
                     12,100  Synthes                                                                    1,323,888
                             Products for Orthopedic Surgery
                      3,900  Kuehne & Nagel                                                             1,264,066
                             Freight Forwarding/Logistics
                      7,500  Swatch Group                                                               1,259,515
                             Watch & Electronics Manufacturer
                      1,100  Geberit International                                                      1,049,522
                             Plumbing Supplies
                     13,000  Schindler                                                                    693,182
                             Elevator Manufacturer & Service Provider
                      5,500  BKW Energie                                                                  493,592
                             Electric Utility
------------------------------------------------------------------------------------------------------------------
                                                                                                        6,083,765
                             FRANCE/BELGIUM  -  7.5%                                         7.455%
                     88,000  SES Global                                                                 1,401,398
                             Satellite Broadcasting Services
                     11,400  Neopost                                                                    1,239,308
                             Postage Meter Machines
                     11,000  Essilor International                                                        980,085
                             Eyeglass Lenses
                      9,000  Imerys                                                                       757,230
                             Industrial Minerals Producer
------------------------------------------------------------------------------------------------------------------
                                                                                                        4,378,021
                             GERMANY  - 6.1%                                                 6.054%
                     94,000  Depfa Bank                                                                 1,673,919
                             Investment Banker to Public Authorities
                      1,500  Porsche                                                                    1,434,832
                             Specialty Automobile Manufacturer
                      3,100  Deutsche Boerse                                                              446,748
                             Trading, Clearing & Settlement Services for Financial Markets
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,555,499
                             SWEDEN  - 4.6%                                                  4.601%
                    147,100  Gambro                                                                     1,756,785
                             Products for Renal & Blood Care

 WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2006

Number of Shares
                     80,000  Tele2 AB                                                                     945,074
                             European Cellular & Reseller Telephone Services
------------------------------------------------------------------------------------------------------------------
                                                                                                        2,701,859
                             DENMARK  - 2.8%                                                 2.759%
                     23,900  Novozymes                                                                  1,620,251
                             Industrial Enzymes
                             SPAIN  - 2.2%                                                   2.248%
                     41,000  Red Electrica                                                              1,320,357
                             Spanish Power Grid

                             NORWAY  - 1.7%                                                  1.685%
                     20,000  Orkla                                                                        989,577
                             Materials, Branded Consumer Goods & Media
------------------------------------------------------------------------------------------------------------------
                                                                                                          989,577

                             CZECH REPUBLIC  - 1.1%                                          1.090%
                      4,600  Komercni Banka                                                               640,384
                             Leading Czech Universal Bank

------------------------------------------------------------------------------------------------------------------
                             EUROPE  -  TOTAL                                                          30,461,425

                             ASIA  -  31.7%                                                 31.717%
------------------------------------------------------------------------------------------------------------------
                             JAPAN  -  27.5%                                                27.557%
                     67,000  Shimano                                                                    2,013,894
                             Bicycle Components & Fishing Tackle
                     38,500  Daito Trust Construction                                                   2,008,927
                             Apartment Builder
                      2,650  Jupiter Telecommunications (a)                                             1,874,086
                             Largest Cable Service Provider in Japan
                     45,000  Hoya                                                                       1,816,910
                             Opto-Electrical Comonents & Eyeglass Lenses
                     68,000  Ushio                                                                      1,621,196
                             Industrial Light Sources
                     28,000  Aeon Mall                                                                  1,391,297
                             Suburban Shopping Mall Developer, Owner & Operator
                     34,800  Ito En                                                                     1,218,388
                             Bottled Tea & Other Beverages
                        220  Kenedix Inc                                                                1,165,632
                             Real Estate Investment Management
                     37,000  JSR Corp                                                                   1,100,760
                             Films & Chemicals for LCD Screens & Electronics
                     13,700  USS                                                                          934,597
                             Used Car Auctioneer
                    110,000  Hiroshima Bank                                                               652,383
                             Regional Bank
                     42,000  Kansai Paint Co                                                              385,220
                             Paint Producer in Japan, India, China & Southeast Asia
------------------------------------------------------------------------------------------------------------------
                                                                                                       16,183,290
                             HONG KONG/CHINA  - 3.3%                                         3.275%
------------------------------------------------------------------------------------------------------------------
                    320,000  Hong Kong Exchanges & Clearing                                             1,923,093
                             Hong Kong Equity & Derivatives Operator
                             Global Bio-Chem Technology Group (China)

 WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2006

Number of Shares
                             Refiner of Corn-Based Commodities
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,923,093
                             SINGAPORE  - 0.9%                                               0.885%
                    500,000  Comfort Del Gro                                                              519,528
                             Taxi & Mass Transit Service
------------------------------------------------------------------------------------------------------------------
                             ASIA  -  TOTAL                                                            18,625,911

                             OTHER COUNTRIES  - 9.0%                                         8.977%
------------------------------------------------------------------------------------------------------------------

                             CANADA  - 8.0%                                                  8.016%
                    164,000  Kinross Gold (a)                                                           1,787,661
                             Gold Mining
                     15,700  Potash Corp Sask Inc                                                       1,383,013
                             World's Largest Producer of Potash
                     47,400  Rona (a)                                                                     904,693
                             Leading Canadian DIY Retailer
                     11,900  Talisman Energy                                                              631,963
                             Oil & Gas Producer
------------------------------------------------------------------------------------------------------------------
                                                                                                        4,707,330
                             SOUTH AFRICA  - 1.0%                                            0.961%
                      3,000  Impala Platinum                                                              564,461
                             Platinum Group Metals Mining & Refining
------------------------------------------------------------------------------------------------------------------
                             OTHER COUNTRIES -  TOTAL                                                   5,271,791

                             LATIN AMERICA  - 0.9%                                           0.923%
------------------------------------------------------------------------------------------------------------------
                             ARGENTINA  - 0.9%                                               0.923%
                      3,000  Tenaris                                                                      542,010
                             Oil, Gas & Industrial Seamless Tubes
------------------------------------------------------------------------------------------------------------------
                             LATIN AMERICA  - TOTAL                                                       542,010

TOTAL COMMON STOCKS (COST: $39,450,730) -  93.5%                                            93.487%    54,901,138
------------------------------------------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS  - 7.2%                                                               7.169%
------------------------------------------------------------------------------------------------------------------
                  4,210,000  Repurchase Agreement with State Street Bank & Trust                        4,210,000
                             dated 3/31/06, due 4/03/06 at 4.5% collateralized by
                             Federal National Mortgage Association, maturing 7/27/15
                             market value $4,298,877 (repurchase proceeds:  $4,211,579)
------------------------------------------------------------------------------------------------------------------
(COST: $4,210,000)                                                                                      4,210,000

TOTAL INVESTMENTS (COST: $43,660,730)  -  100.7% (B)(C)                                    100.656%    59,111,138
------------------------------------------------------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES  -  (0.7)%                                           -0.656%      (385,166)
------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS - 100%                                                                              $ 58,725,972
==================================================================================================================

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an

 WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2006

Number of Shares

amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing services to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at "fair value", that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

(a)  Non-income producing security.

(b) At March 31, 2006, cost for federal income tax purposes is $43,660,730. The net unrealized appreciation was $15,450,407 consisting of gross unrealized appreciation of $15,983,772 and gross unrealized depreciation of $533,365.

(c) On March 31, 2006, the Fund's total investments were denominated in currencies as follows:

                                                                        % of Net
Currency                                     Value                        Assets
--------------------------------------------------------------------------------
Euro Dollars                           $16,471,148                         28.0%
Japanese Yen                            16,183,290                         27.6
U.S. Dollars                             6,135,023                         10.4
Swiss Francs                             6,083,765                         10.4
Canadian Dollars                         3,324,317                          5.7
Other Currencies less
  than 5% of total net assets           10,913,594                         18.6
-----------------------------          -----------                      -------
                                       $59,111,137                       100.7%

  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - 97.0 %
----------------------------------------------------------------------------------------------------------------------
                           EUROPE  -  58.4%
----------------------------------------------------------------------------------------------------------------------
                           UNITED KINGDOM/IRELAND  -  19.6%
                  950,000  Bank of Ireland (Ireland)                                                       17,669,480
                           Largest Irish Commercial Bank
                1,000,000  Paragon Group                                                                   12,787,591
                           UK Buy-to-Let Finance Company
                  700,000  IAWS (Ireland)                                                                  12,139,048
                           Manufacturer of Baked Goods
                1,700,000  Debt Free Direct Group                                                          11,444,854
                           Consumer Debt Reduction & Management Solutions
                  550,000  Northern Rock                                                                   11,315,187
                           Lowest Cost Mortgage Bank in UK
                2,150,000  Metal Bulletin                                                                  11,299,654
                           Publisher - Metals & Finance Journals
                2,441,698  United Drug (Ireland)                                                           11,111,620
                           Irish Pharmaceutical Wholesaler & Outsourcer
                  640,000  Anglo Irish Bank (Ireland)                                                      10,548,972
                           Small Business & Middle Market Banking
                1,665,000  Charles Taylor Group                                                            10,326,030
                           Insurance Services
                1,700,000  Tullow Oil                                                                       9,999,124
                           Oil & Gas Producer
                  770,000  Expro International (a)                                                          9,914,714
                           Offshore Oil Field Services
                  650,000  Grafton Group (Ireland)                                                          8,532,188
                           Building Materials Wholesaling & DIY Retailing
                2,400,000  RPS Group                                                                        7,500,056
                           Environmental Consulting & Planning
                  350,000  Kensington                                                                       7,219,395
                           Non-Conforming Mortgage Company
                  350,000  Northgate                                                                        6,902,736
                           Light Commercial Vehicle Rental Specialist
                  830,000  Ulster Television                                                                6,349,156
                           Irish Television & Radio Station Operator
                1,037,779  Bloomsbury Publishing                                                            6,310,501
                           Book Publisher
                1,400,000  Taylor Nelson (a)                                                                6,131,653
                           Market Research

  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                  400,000  Kingspan Group (Ireland)                                                         6,108,393
                           Building Insulation & Environmental Containers
                  900,000  C+C Group (Ireland)                                                              6,107,874
                           Irish Beverage & Snack Company
                  700,000  Vitec Group                                                                      6,046,666
                           Supports for Lighting & Cameras
                1,000,000  Workspace Group                                                                  5,868,766
                           Real Estate Company
                  844,500  International Greetings                                                          5,863,781
                           Private Label Greeting & Wrapping Products
                1,200,000  BBA Group                                                                        5,854,872
                           Aviation Support SVCS & Non-Woven Materials
                  330,000  Paddy Power (Ireland)                                                            5,277,924
                           Irish Betting Services
                  210,000  Intermediate Capital                                                             5,195,083
                           European Provider of Mezzanine Capital
                  225,000  Viridian                                                                         3,835,797
                           Northern Ireland Electric Utility
                1,545,836  Begbies Traynor                                                                  3,800,260
                           Financial Restructuring & Corporate Recovery Services
                  450,000  Keller Group (a)                                                                 3,596,243
                           International Ground Engineering Specialist
----------------------------------------------------------------------------------------------------------------------
                                                                                                          235,057,618

                           FRANCE/BELGIUM  - 10.4%
                  270,000  April Group                                                                     13,735,733
                           Insurance Policy Construction
                  850,000  SES Global                                                                      13,536,229
                           Satellite Broadcasting Services
                  148,000  Iliad                                                                           12,487,338
                           High Speed Internet Service Provider
                  200,000  Carbone Lorraine                                                                10,701,025
                           Advanced Industrial Materials
                  140,000  Rubis                                                                           10,603,312
                           Tank Storage & LPG Supplier
                  171,056  Trigano                                                                          9,606,682
                           Leisure Vehicles & Camping Equipment
                  100,000  Essilor                                                                          8,909,865
                           Eyeglass Lenses

  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------

                    9,000  Vallourec                                                                        8,685,877
                           Oil, Gas, & Industrial Seamless Tubes
                   45,000  Ciments Francais                                                                 7,050,617
                           Leading French & Emerging Markets Cement Producer
                   81,000  Imerys                                                                           6,815,066
                           Industrial Minerals Producer
                   90,000  Norbert Dentressangle                                                            6,064,556
                           Transport
                   55,000  Neopost                                                                          5,979,120
                           Postage Meter Machines
                  100,000  Eurofins Scientific (a)                                                          5,680,391
                           Food Screening & Testing
                   42,000  Bacou Dalloz                                                                     4,677,450
                           Safety Equipment
----------------------------------------------------------------------------------------------------------------------
                                                                                                          124,533,261

                           GERMANY/AUSTRIA  - 7.7%
                   70,000  Rational                                                                        11,387,550
                           Commercial Oven Manufacturer
                   90,000  Wincor Nixdorf                                                                  11,335,924
                           Retail POS Systems & ATM Machines
                  600,000  Depfa Bank                                                                      10,684,590
                           Investment Banker to Public Authorities
                  163,000  GFK                                                                              7,089,369
                           Market Research Services
                  155,000  Hugo Boss Designs                                                                6,527,468
                           Fashion Apparel
                  322,000  Deutsche Beteiligung                                                             6,514,840
                           Private Equity & Investment Management
                  150,000  Rhoen Klinikum Pfd.                                                              6,425,883
                           Hospital Management
                   90,000  Grenke Leasing                                                                   6,079,413
                           Financing for IT Equipment
                  180,000  CTS Eventim (a)                                                                  6,064,168
                           Event Ticket Sales
                   90,000  Bilfinger Berger                                                                 5,900,519
                           Construction & Related Services
                  100,000  Wienerberger (Austria)                                                           5,029,799
                           Bricks & Clay Roofing Tiles


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                  300,000  Takkt                                                                            4,740,807
                           Mail Order Retailer of Office & Warehouse Durables
                   85,000  Vossloh                                                                          4,340,758
                           Rail Infrastructure & Diesel Locomotives
----------------------------------------------------------------------------------------------------------------------
                                                                                                           92,121,088

                           NETHERLANDS  - 6.5%
                  182,000  United Services Group                                                           13,164,354
                           Temporary Staffing Services
                   99,000  Koninklijke Ten Cate                                                            11,637,786
                           Advanced Textiles & Industrial Fabrics
                  201,400  IM Tech                                                                         10,296,423
                           Engineering & Technical Services
                  265,000  Fugro                                                                           10,174,593
                           Survey & GPS Services
                  130,000  Smit International                                                              10,004,128
                           Harbor & Offshore Towage & Marine Services
                  105,000  OPG Groep                                                                        9,435,468
                           Healthcare Supplies & Pharmacies
                  113,509  Aalberts Industries                                                              8,364,513
                           Flow Control & Heat Treatment
                  310,000  Unit 4 Aggresso (a)                                                              5,785,688
                           Business & Security Software
----------------------------------------------------------------------------------------------------------------------
                                                                                                           78,862,953
                           SWEDEN  - 3.5%
                  393,000  Hexagon (a)                                                                     13,312,413
                  393,000  Hexagon Rights                                                                   1,337,164
                           Measurement Equipment & Polymers
                  369,000  Sweco                                                                           10,598,975
                           Nordic Infrastructure/Environment Consulting
                  775,000  Gambro                                                                           9,255,666
                           Products for Renal & Blood Care
                  650,000  Tele2 AB                                                                         7,678,724
                           European Cellular & Reseller Telephone Services
----------------------------------------------------------------------------------------------------------------------
                                                                                                           42,182,942
                           SWITZERLAND  - 2.8%
                    8,000  Sika                                                                             8,214,111
                           Chemicals for Construction & Industrial Application
                    8,000  Geberit International                                                            7,632,890
                           Plumbing Supplies


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                   20,000  Kuehne & Nagel                                                                   6,482,391
                           Freight Forwarding/Logistics
                    6,000  Givaudan                                                                         4,612,211
                           Fragrances & Flavors
                   90,000  Logitech (a)                                                                     3,583,124
                           Branded Peripheral Computer Devices
                   39,410  BKW Energie                                                                      3,536,814
                           Electric Utility
----------------------------------------------------------------------------------------------------------------------
                                                                                                           34,061,541
                           ITALY  - 2.0%
                  100,000  Amplifon                                                                         8,714,907
                           Hearing Aid Retailer
                  660,000  Davide Campari                                                                   5,809,079
                           Spirits & Wine
                  573,000  Granitifiandre                                                                   5,756,468
                           Innovative Stoneware
                1,200,000  CIR                                                                              3,614,842
                           Italian Holding Company
----------------------------------------------------------------------------------------------------------------------
                                                                                                           23,895,296
                           DENMARK   - 1.6%
                  120,000  Novozymes                                                                        8,135,152
                           Industrial Enzymes
                    6,700  Porsche AG                                                                       6,408,918
                           Specialty Automobile Manufacturer
                  125,000  Thrane & Thrane                                                                  5,196,417
                           Telecommunications Equipment
----------------------------------------------------------------------------------------------------------------------
                                                                                                           19,740,487
                           SPAIN/PORTUGAL  - 1.1%
                  230,000  Red Electrica                                                                    7,406,878
                           Spanish Power Grid
                   76,000  Bankinter                                                                        5,239,217
                           Mortgage Lender
----------------------------------------------------------------------------------------------------------------------
                                                                                                           12,646,095
                           FINLAND  - 1.0%
                1,208,000  Sysopen Digia (b)                                                                6,772,480
                           Software for Smart Phones
                  488,000  Jaakko Poyry                                                                     5,204,166
                           Engineering Consultants in Forestry, Energy
----------------------------------------------------------------------------------------------------------------------
                                                                                                           11,976,646

  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                           GREECE  - 0.8%
                  380,000  Intralot                                                                         9,810,704
                           Lottery & Gaming Systems & Services

                           RUSSIA  - 0.5%
                  213,000  RBC Information Systems (a)                                                      6,560,400
                           Financial Information, Media, & IT Services

                           POLAND  - 0.5%
                  139,145  Central Euro Distribution (a)                                                    5,350,125
                           Vodka Production & Alcohol Distribution

                           CZECH REPUBLIC  - 0.4%
                   34,000  Komercni Banka                                                                   4,733,271
                           Leading Czech Universal Bank

----------------------------------------------------------------------------------------------------------------------
                           EUROPE  -  TOTAL                                                               701,532,427

                           ASIA  -  22.2%
----------------------------------------------------------------------------------------------------------------------
                           JAPAN  - 16.0%
                    2,460  Kenedix                                                                         13,033,883
                           Real Estate Investment Management
                   17,500  Jupiter Telecommunications (a)                                                  12,376,037
                           Largest Cable Service Provider in Japan
                  215,000  Daito Trust Construction                                                        11,218,685
                           Apartment Builder
                  375,000  JSR                                                                             11,156,350
                           Films & Chemicals for LCD Screens & Electronics
                    1,960  Risa Partners                                                                   10,567,434
                           NPL & Real Estate Related Investment
                  340,000  Shimano                                                                         10,219,760
                           Bicycle Components & Fishing Tackle
                  420,000  Ushio                                                                           10,013,269
                           Industrial Light Sources
                  200,000  Aeon Mall                                                                        9,937,833
                           Suburban Shopping Mall Developer, Owner & Operator
                  129,000  USS                                                                              8,800,224
                           Used Car Auctioneer
                  253,000  Park 24                                                                          8,646,211
                           Parking Lot Operator


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                  242,000  Ito En                                                                           8,472,697
                           Bottled Tea & Other Beverages
                  152,600  Hogy Medical                                                                     8,143,565
                           Disposable Surgical Products
                  200,000  Hoya                                                                             8,075,153
                           Opto-Electrical Components & Eyeglass Lenses
                  230,000  Sato                                                                             5,507,104
                           Bar Code Printers & Supplies
                  600,000  Chiba Bank                                                                       5,338,707
                           Regional Bank
                  325,000  T.Hasegawa                                                                       5,067,520
                           Flavors & Fragrances
                  137,000  Meitec                                                                           4,508,525
                           R&D Staffing Services
                  520,000  Fukuoka Bank                                                                     4,379,312
                           Regional Bank
                  265,900  Toyo Technica                                                                    4,236,253
                           Value Added Reseller of Imported Instrumentation
                  146,000  Yusen Air & Sea Service                                                          4,196,809
                           Airfreight Logistics
                      550  Japan Pure Chemical                                                              4,026,008
                           Precious Metal Plating Chemicals for Electronics
                  670,400  Hiroshima Bank                                                                   3,975,979
                           Regional Bank
                  160,000  FCC Co Ltd                                                                       3,554,125
                           Auto/Motorcycle Clutches
                  130,000  As One                                                                           3,307,956
                           Scientific Supplies Distributor
                  162,500  Ain Pharmaciez                                                                   3,279,321
                           Dispensing Pharmacy/Drugstore Operator
                  106,200  Kintetsu World Express                                                           2,789,151
                           Airfreight Logistics
                  296,000  Kansai Paint                                                                     2,714,889
                           Paint Producer in Japan, India, China & Southeast Asia
                      200  Osaka                                                                            2,481,824
                           Osaka Stock Exchange
                   73,100  Nagaileben                                                                       1,931,732
                           Medical/Healthcare Related Clothes


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                    2,300  Diamond City                                                                       106,110
                           Suburban Shopping Mall Developer & Operator
----------------------------------------------------------------------------------------------------------------------
                                                                                                          192,062,426
                           TAIWAN  - 2.3%
                1,024,243  Novatek Microelectronics                                                         7,249,691
                           LCD Related IC Designer
                6,020,300  Phoenixtec Power                                                                 5,868,939
                           Uninterruptable Power Supplies
                2,099,159  Advantech                                                                        5,809,608
                           Embedded Computers
                2,160,000  Wah Lee Industrial                                                               4,590,722
                           Distributor of Chemicals, Materials & Equipment
                2,236,339  Springsoft Systems                                                               3,408,340
                           Electronic Design Automation Software
                  622,000  Bank of Kaohsiung                                                                  277,470
                           Commerical Banking
----------------------------------------------------------------------------------------------------------------------
                                                                                                           27,204,770
                           HONG KONG/CHINA  - 2.0%
                2,000,000  Hong Kong Exchanges & Clearing                                                  12,019,332
                           Hong Kong Equity & Derivatives Operator
                3,000,000  Techtronic Industries                                                            5,383,179
                           Power Tools & Motorized Appliances
               10,000,000  Global Bio-Chem Technology Group (China)                                         5,233,031
                           Refiner of Corn-Based Commodities
                7,423,000  Linmark                                                                          1,721,390
                           Global Sourcing Agent of Consumer Goods
----------------------------------------------------------------------------------------------------------------------
                                                                                                           24,356,932
                           SINGAPORE  - 0.5%
                6,000,000  Comfort Del Gro                                                                  6,234,334
                           Taxi & Mass Transit Service
                           INDIA  - 0.8%
                  300,000  Housing Development Finance                                                      9,031,295
                           Premier Mortgage Lender in India

                           INDONESIA  - 0.6%
                6,500,000  PT Perusahaan Gas Negara                                                         7,169,893
                           Gas Pipeline Operator
----------------------------------------------------------------------------------------------------------------------
                           ASIA  -  TOTAL                                                                 266,059,650


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                           OTHER COUNTRIES  - 10.6%
----------------------------------------------------------------------------------------------------------------------
                           CANADA  - 6.2%
                1,000,000  Kinross Gold (a)                                                                10,900,372
                           Gold Mining
                  385,000  Major Drilling Group                                                             9,316,351
                           Mining Exploration Driller
                  465,000  Rona (a)                                                                         8,875,155
                           Leading Canadian DIY Retailer
                  430,000  Shawcor                                                                          6,719,613
                           Oil & Gas Pipeline Products
                  216,500  Alliance Atlantis Communication (a)                                              6,525,496
                           CATV Channels, TV/Movie Production/Distribution
                   73,000  Potash Corp Sask Inc                                                             6,430,570
                           World's Largest Producer of Potash
                2,350,700  Urasia Energy (Canada) (a)                                                       6,038,532
                1,750,000  Urasia Energy (Canada) (a)                                                       4,495,440
                           Uranium Mining in Kazakhstan
                1,149,900  Northern Orion Resources (a)                                                     5,179,153
                           Copper & Gold in Argentina
                  741,555  Railpower Technologies 144A (a)(c)                                               2,857,385
                  347,900  Railpower Technologies (a)                                                       1,340,540
                           Hybrid Locomotives
                  120,000  Enerflex Systems                                                                 2,867,834
                           Natural Gas Compressor
                  250,000  Ivanhoe Mines (a)                                                                2,376,161
                           Copper Mining Project in Mongolia
----------------------------------------------------------------------------------------------------------------------
                                                                                                           73,922,602
                           AUSTRALIA/NEW ZEALAND  - 2.9%
                  900,000  Billabong International                                                          9,799,487
                           Action Sports Apparel Brand Manager
                1,380,129  ABC Learning Center                                                              8,222,823
                           Childcare Centers
                1,420,000  Jubilee Gold Mines (Australia)                                                   7,907,185
                           Nickel Mining in Australia
                1,800,000  Sky City Entertainment (New Zealand)                                             5,938,533
                           Casino/Entertainment Complex
                   70,000  Perpetual Trustees                                                               3,405,315
                           Mutual Fund Manager
----------------------------------------------------------------------------------------------------------------------
                                                                                                           35,273,343
                           SOUTH AFRICA  - 1.5%


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                1,500,000  Edgars Consolidated Stores                                                       9,347,789
                           Leading Retail Conglomerate
                   47,000  Impala Platinum Holdings                                                         8,843,223
                           Platinum Group Metals Mining & Refining
----------------------------------------------------------------------------------------------------------------------
                                                                                                           18,191,012

----------------------------------------------------------------------------------------------------------------------
                           OTHER  -  TOTAL                                                                127,386,957

                           LATIN AMERICA  - 5.8%
----------------------------------------------------------------------------------------------------------------------
                           BRAZIL  - 4.3%
                1,075,000  Natura Cosmeticos                                                               12,796,673
                           Direct Retailer of Cosmetics
                6,500,000  Caemi                                                                           11,504,159

  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                           Iron Ore/Kaolin Producer
                1,277,300  Suzano                                                                           8,747,498
                           Pulp & Paper Producer
                  100,000  America Latina Logistics                                                         6,192,237
                           Rail Operator in Brazil & Argentina
                  330,000  Porto Seguro (a)                                                                 5,749,076
                           Auto & Life Insurance
                  170,100  Diagnosticos (a)                                                                 4,401,847
                           Medical Diagnostic Services
                  135,800  Ultrapar                                                                         2,384,657
                           Specialty Chemicals & Liquid Propane Gas Distribution
----------------------------------------------------------------------------------------------------------------------
                                                                                                           51,776,147
                           MEXICO  - 1.5%
                1,500,000  Consorcio ARA                                                                    6,685,505
                           Affordable Housing Builder
                  180,000  Grupo Aeroportaurio Del Sureste                                                  6,008,400
                           Cancun & Cozumel Airport Operator
                  600,000  URBI Desarrollo (a)                                                              4,576,470
                           Affordable Housing Builder
                   30,000  Grupo Aeroportaurio Del Pacifica                                                   958,500
                           Mexican Airport Operator
----------------------------------------------------------------------------------------------------------------------
                                                                                                           18,228,875
----------------------------------------------------------------------------------------------------------------------
                           LATIN AMERICA  -  TOTAL                                                         70,005,022

TOTAL COMMON STOCKS (COST: $782,366,521) - 97.0%                                                        1,164,984,056
----------------------------------------------------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS  - 2.3%
----------------------------------------------------------------------------------------------------------------------
               24,000,000  Toyota Credit Puerto Rico 4.83% Due 4/3/06                                      23,993,560
                3,573,000  Repurchase Agreement with State Street Bank & Trust                              3,573,000
                           dated 3/31/06, due 4/03/06 at 4.5% collateralized by
                           Federal home Loan Bank, maturing 12/20/06
                           market value $3,646,086 (repurchase proceeds:  $3,574,340)
----------------------------------------------------------------------------------------------------------------------
                                                                            (COST: 27,566,560)             27,566,560

TOTAL INVESTMENTS (COST: $809,933,081)  -  99.3% (D)(E)                                                 1,192,550,616
----------------------------------------------------------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES  -  0.7%                                                             8,679,231
----------------------------------------------------------------------------------------------------------------------


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006
Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                                                               $ 1,201,229,847
======================================================================================================================


  WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited)
                                 MARCH 31, 2006

Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing services to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at "fair value", that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

(a)  Non-income producing security.

(b) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

     SysOpen Digia                    6.6%

     The aggregate cost and value of this company at March 31, 2006, was $6,418,835 and $6,772,480 respectively. Investments in affiliate companies represents 0.6% of total assets at March 31, 2006. Investment activity and income amounts related to affiliates during the twelve months ended March 31, 2006 were as follows:

     Dividend Income                               0
     Net realized gain or loss                     0
     Change in Unrealized gain              $114,160
     Purchases                                     0
     Proceeds from sales                           0

(c) Denotes a restricted security, which is subject to restriction on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2006, these securities amounted to $2,857,385 which represents 0.2% of net assets.

Number of Shares
or Principal Amount                                                                                             Value
----------------------------------------------------------------------------------------------------------------------

     Additional information on these securities is as follows:

                    ACQUISITION
SECURITY            DATES          SHARES         COST           VALUE
--------------------------------------------------------------------------------
Railpower
   Technologies     11/10-
   144A             11/18/05       741,555        $3,355,583     $2,857,385

(d) At March 31, 2006, cost for federal income tax purposes is $809,933,081. The net unrealized appreciation was $382,617,535 consisting of gross unrealized appreciation of $396,126,081 and gross unrealized depreciation of $13,508,546.

(e) On March 31, 2006, the Fund's total investments were denominated in currencies as follows:


                                                                        % of Net
Currency                                             Value                Assets
--------------------------------------------------------------------------------
Euro Dollars                                 $437,750,454                  36.4%
Japanese Yen                                  192,062,428                  16.0
Pound Sterling                                157,562,117                  13.1
Canadian Dollars                               67,492,034                   5.6
Other Currencies less
  than 5% of total net assets                 337,683,583                  28.2
                                           --------------               -------
                                           $1,192,550,616                 99.3%

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wanger Advisors Trust
             ------------------------------------------------------------------

By (Signature and Title)  /s/ Charles P. McQuaid
                        -------------------------------------------------------
                          Charles P. McQuaid, President


Date                      May 25, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Charles P. McQuaid
                        --------------------------------------------------------
                          Charles P. McQuaid, President


Date                      May 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)  /s/ Bruce H. Lauer
                        --------------------------------------------------------
                          Bruce H. Lauer, Treasurer


Date                      May 25, 2006
    ----------------------------------------------------------------------------